Lines of Credit and Debt (Schedule of Maturities of Long-Term Debt) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Instruments [Abstract]
2016	$ 0
2017	0
2018	0
2019	470,192
2020	0
thereafter	589,395
Total long-term debt	$ 1,059,587	$ 1,172,079